LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Loans from Shareholders and Others

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In NIS linked to CPI (see c1 below)	4	4	$169	$157
In Euro (see c2 and c3 below)	2-16	2-16	31	67
In U.S. dollars (see c4 below)	-	-	737	737

			937	961
Less - current maturities			12	18

			$925	$943

Schedule of Annual Maturities of Long-Term Loans from Shareholders and Others

2013 (current maturities)	$12
2014	-
2015	-
2016	-
2017	-
Thereafter	925

$937